CONTINGENT FORWARD CONTRACTS - Series E convertible preferred shares (Details) - Series E convertible preferred shares	Dec. 31, 2020 USD ($)	Sep. 22, 2020
Term
Derivative [Line Items]
Measurement input	0.25
Stock price
Derivative [Line Items]
Measurement input	10.09	7.92
Present value factor
Derivative [Line Items]
Measurement input	1.0000	0.9999
Estimated probability of satisfying milestones
Derivative [Line Items]
Measurement input	100	95